Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 38.7	$ 83.7
Employee stock based compensation	34.9	29.2
Deferred revenues	3.5	5.6
Tax credits	29.8	23.9
Unrealized gains on marketable securities, net	29.6	1.2
Accrued employee costs	8.1	10.3
Other	16.3	18.4
Deferred tax assets before valuation allowance	160.9	172.3
Valuation allowance - mainly in respect to carryforward losses	(17.5)	(56.7)
Deferred tax asset	143.4	115.6
Intangible assets	(32.8)	(31.3)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(6.5)	(8.1)
Deferred tax liability	(49.2)	(49.3)
Deferred tax asset, net	$ 94.2	$ 66.3